American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2022

Value - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 2.1%
BAE Systems PLC	915,956	$9,460,362
L3Harris Technologies, Inc.	46,840	9,752,556
Raytheon Technologies Corp.	254,500	25,684,140
		44,897,058
Airlines — 0.8%
Southwest Airlines Co.(1)	520,560	17,527,255
Auto Components — 1.5%
BorgWarner, Inc.	517,252	20,819,393
Cie Generale des Etablissements Michelin SCA	414,200	11,538,481
		32,357,874
Automobiles — 0.8%
General Motors Co.	526,814	17,722,023
Banks — 11.5%
Bank of America Corp.	1,274,510	42,211,771
Comerica, Inc.	152,027	10,163,005
JPMorgan Chase & Co.	466,841	62,603,378
Prosperity Bancshares, Inc.	151,446	11,007,095
Truist Financial Corp.	563,865	24,263,111
U.S. Bancorp	1,340,997	58,480,879
Wells Fargo & Co.	924,698	38,180,781
		246,910,020
Beverages — 0.4%
Heineken NV	89,060	8,388,755
Capital Markets — 4.9%
Bank of New York Mellon Corp.	816,460	37,165,259
BlackRock, Inc.	19,040	13,492,315
Invesco Ltd.	901,376	16,215,754
Northern Trust Corp.	214,022	18,938,807
State Street Corp.	243,850	18,915,445
		104,727,580
Chemicals — 0.5%
Akzo Nobel NV	154,000	10,333,789
Communications Equipment — 3.5%
Cisco Systems, Inc.	1,230,034	58,598,820
F5, Inc.(1)	121,807	17,480,522
		76,079,342
Containers and Packaging — 0.7%
Packaging Corp. of America	115,400	14,760,814
Diversified Financial Services — 4.4%
Berkshire Hathaway, Inc., Class A(1)	129	60,463,714
Berkshire Hathaway, Inc., Class B(1)	113,485	35,055,516
		95,519,230
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	2,117,456	38,982,365
Verizon Communications, Inc.	1,234,892	48,654,745
		87,637,110
Electric Utilities — 1.8%
Duke Energy Corp.	193,980	19,978,000
Edison International	294,700	18,748,814
		38,726,814

Electrical Equipment — 2.2%
Emerson Electric Co.	203,973	19,593,647
nVent Electric PLC	364,358	14,016,852
Signify NV	382,320	12,869,855
		46,480,354
Electronic Equipment, Instruments and Components — 0.3%
Anritsu Corp.	663,400	6,459,919
Energy Equipment and Services — 2.4%
Baker Hughes Co.	849,378	25,082,132
Halliburton Co.	275,998	10,860,521
Schlumberger Ltd.	281,736	15,061,607
		51,004,260
Entertainment — 1.3%
Walt Disney Co.(1)	320,160	27,815,501
Equity Real Estate Investment Trusts (REITs) — 3.1%
Agree Realty Corp.	154,400	10,951,592
Equinix, Inc.	17,620	11,541,629
Healthpeak Properties, Inc.	654,790	16,415,585
Realty Income Corp.	196,230	12,446,869
Regency Centers Corp.	231,090	14,443,125
		65,798,800
Food and Staples Retailing — 1.3%
Koninklijke Ahold Delhaize NV	1,002,085	28,811,209
Food Products — 3.5%
Conagra Brands, Inc.	631,538	24,440,521
Danone SA	345,050	18,186,087
JDE Peet's NV	300,548	8,693,296
Mondelez International, Inc., Class A	346,271	23,078,962
		74,398,866
Gas Utilities — 0.6%
Atmos Energy Corp.	109,174	12,235,130
Health Care Equipment and Supplies — 4.8%
Medtronic PLC	841,800	65,424,696
Zimmer Biomet Holdings, Inc.	304,297	38,797,868
		104,222,564
Health Care Providers and Services — 3.7%
Cardinal Health, Inc.	274,745	21,119,648
CVS Health Corp.	293,390	27,341,014
Laboratory Corp. of America Holdings	48,260	11,364,265
McKesson Corp.	11,590	4,347,641
Universal Health Services, Inc., Class B	110,900	15,624,701
		79,797,269
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	123,750	11,840,197
Household Products — 1.5%
Henkel AG & Co. KGaA(2)	165,970	10,666,005
Kimberly-Clark Corp.	101,460	13,773,195
Procter & Gamble Co.	47,269	7,164,090
		31,603,290
Industrial Conglomerates — 3.2%
General Electric Co.	590,338	49,464,421
Siemens AG	145,280	20,027,023
		69,491,444
Insurance — 1.1%
Allstate Corp.	113,960	15,452,976

Reinsurance Group of America, Inc.	63,976	9,090,350
		24,543,326
Leisure Products — 0.6%
Mattel, Inc.(1)	741,510	13,228,538
Machinery — 1.2%
IMI PLC	960,726	15,004,460
Oshkosh Corp.	131,520	11,598,749
		26,603,209
Media — 0.4%
Interpublic Group of Cos., Inc.	272,930	9,091,298
Metals and Mining — 0.8%
BHP Group Ltd.	526,315	16,303,629
Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	154,710	21,882,182
Multi-Utilities — 0.5%
Engie SA	711,620	10,180,485
Oil, Gas and Consumable Fuels — 7.8%
Chevron Corp.	200,394	35,968,719
ConocoPhillips	157,723	18,611,314
Devon Energy Corp.	202,610	12,462,541
EQT Corp.	276,341	9,348,616
Exxon Mobil Corp.	499,250	55,067,275
Shell PLC	639,715	18,034,088
TotalEnergies SE(2)	302,984	19,019,256
		168,511,809
Paper and Forest Products — 0.7%
Mondi PLC	880,995	14,898,420
Personal Products — 1.3%
Unilever PLC	551,050	27,649,889
Pharmaceuticals — 9.1%
Bristol-Myers Squibb Co.	315,800	22,721,810
Johnson & Johnson	373,982	66,063,920
Merck & Co., Inc.	247,092	27,414,857
Pfizer, Inc.	756,643	38,770,387
Roche Holding AG	57,330	18,015,227
Sanofi	106,550	10,274,247
Teva Pharmaceutical Industries Ltd., ADR(1)	1,288,797	11,753,829
		195,014,277
Road and Rail — 1.0%
Heartland Express, Inc.	1,373,709	21,072,696
Semiconductors and Semiconductor Equipment — 2.3%
Intel Corp.	1,187,972	31,398,100
QUALCOMM, Inc.	157,604	17,326,984
		48,725,084
Software — 1.5%
Open Text Corp.	366,520	10,863,653
Oracle Corp. (New York)	274,639	22,448,992
		33,312,645
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	154,876	22,771,418
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	331,695	8,912,645
Textiles, Apparel and Luxury Goods — 1.3%
Ralph Lauren Corp.	111,740	11,807,566
Tapestry, Inc.	427,292	16,271,279
		28,078,845

Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	267,659	21,867,740
TOTAL COMMON STOCKS (Cost $1,564,980,520)		2,118,194,602
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,456	36,456
State Street Navigator Securities Lending Government Money Market Portfolio(3)	18,444,320	18,444,320
		18,480,776
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $2,978,230), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $2,924,424)		2,923,060
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 11/15/31, valued at $18,318,237), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $17,967,501)		17,959,000
		20,882,060
TOTAL SHORT-TERM INVESTMENTS (Cost $39,362,836)		39,362,836
TOTAL INVESTMENT SECURITIES—100.4% (Cost $1,604,343,356)		2,157,557,438
OTHER ASSETS AND LIABILITIES — (0.4)%		(8,418,614)
TOTAL NET ASSETS — 100.0%		$2,149,138,824

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,273,467	AUD	18,264,632	Bank of America N.A.	3/31/23	$(205,632)
CHF	378,378	USD	413,662	Morgan Stanley	3/31/23	(596)
USD	14,076,139	CHF	12,957,297	Morgan Stanley	3/31/23	(69,002)
USD	160,882,883	EUR	150,247,746	JPMorgan Chase Bank N.A.	3/31/23	(909,055)
USD	44,667,210	GBP	36,638,745	Bank of America N.A.	3/31/23	278,366
JPY	26,867,700	USD	206,532	Bank of America N.A.	3/31/23	583
JPY	19,902,000	USD	152,577	Bank of America N.A.	3/31/23	841
JPY	21,892,200	USD	165,842	Bank of America N.A.	3/31/23	2,918
USD	5,166,800	JPY	699,057,750	Bank of America N.A.	3/31/23	(222,011)
						$(1,123,588)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,555,830. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,444,320.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$35,436,696	$9,460,362	—
Auto Components	20,819,393	11,538,481	—
Beverages	—	8,388,755	—
Chemicals	—	10,333,789	—
Electrical Equipment	33,610,499	12,869,855	—
Electronic Equipment, Instruments and Components	—	6,459,919	—
Food and Staples Retailing	—	28,811,209	—
Food Products	47,519,483	26,879,383	—
Hotels, Restaurants and Leisure	—	11,840,197	—
Household Products	20,937,285	10,666,005	—
Industrial Conglomerates	49,464,421	20,027,023	—
Machinery	11,598,749	15,004,460	—
Metals and Mining	—	16,303,629	—
Multi-Utilities	—	10,180,485	—
Oil, Gas and Consumable Fuels	131,458,465	37,053,344	—
Paper and Forest Products	—	14,898,420	—
Personal Products	—	27,649,889	—
Pharmaceuticals	166,724,803	28,289,474	—
Other Industries	1,293,970,129	—	—
Short-Term Investments	18,480,776	20,882,060	—
	$1,830,020,699	$327,536,739	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$282,708	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,406,296	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.